PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
Prepaid Expenses
PREPAID EXPENSES

5. PREPAID EXPENSES

For the years ended December 31, 2022 and 2021, prepaid expenses was comprised of:

	December 31,	December 31,
	2022	2021
Prepaid expenses	$24,896	$27,500
Prepaid insurance	-	60,791
	$24,896	$88,291

During 2021, the Company entered into a relationship with an unrelated entity to acquire common stock under a subscription agreement. The Company would advise it on blockchain technology, permitting it to expand its marketing business, and in return the entity would provide marketing services. On December 31, 2022, a total of $57,500 payments were made on deposit for the purchase of these shares, the relationship was evaluated as unbeneficial to the Company, it decided to expense these payments and terminate the arrangement. There was no obligation or penalty should either party choose to terminate the relationship. During the year ended December 31, 2022, the entity provided marketing services. As a result, the deposit of $57,500 was expensed on December 31, 2022, as a marketing expense.